Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
December 31, 2023
Z65-NPRT3-0224
1.9895833.104
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	36,518	570,416
Fidelity Series Commodity Strategy Fund (a)	383	35,519
Fidelity Series Large Cap Growth Index Fund (a)	18,709	358,278
Fidelity Series Large Cap Stock Fund (a)	19,593	382,838
Fidelity Series Large Cap Value Index Fund (a)	46,373	682,618
Fidelity Series Small Cap Core Fund (a)	152	1,714
Fidelity Series Small Cap Opportunities Fund (a)	13,304	184,930
Fidelity Series Value Discovery Fund (a)	16,810	250,137
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,175,337)		2,466,450

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,674	142,113
Fidelity Series Emerging Markets Fund (a)	15,129	127,990
Fidelity Series Emerging Markets Opportunities Fund (a)	29,761	515,766
Fidelity Series International Growth Fund (a)	20,656	353,839
Fidelity Series International Index Fund (a)	11,354	133,527
Fidelity Series International Small Cap Fund (a)	4,825	81,830
Fidelity Series International Value Fund (a)	30,302	353,627
Fidelity Series Overseas Fund (a)	27,240	353,302
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,897,239)		2,061,994

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,796	29,080
Fidelity Series Corporate Bond Fund (a)	2,950	27,494
Fidelity Series Emerging Markets Debt Fund (a)	850	6,590
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	229	2,142
Fidelity Series Floating Rate High Income Fund (a)	505	4,557
Fidelity Series Government Bond Index Fund (a)	4,374	40,459
Fidelity Series International Credit Fund (a)	4	30
Fidelity Series Investment Grade Bond Fund (a)	4,066	41,064
Fidelity Series Investment Grade Securitized Fund (a)	3,044	27,455
Fidelity Series Long-Term Treasury Bond Index Fund (a)	56,315	330,005
Fidelity Series Real Estate Income Fund (a)	520	4,935
TOTAL BOND FUNDS (Cost $517,060)		513,811

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,589,636)	5,042,255
NET OTHER ASSETS (LIABILITIES) - 0.0%	(335)
NET ASSETS - 100.0%	5,041,920

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	19	-	19	-	-	-	-	0.0%
Total	19	-	19	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,755	16,577	3,135	922	(142)	(975)	29,080
Fidelity Series Blue Chip Growth Fund	300,610	252,869	98,810	2,814	2,776	112,971	570,416
Fidelity Series Canada Fund	78,087	71,159	15,640	4,593	161	8,346	142,113
Fidelity Series Commodity Strategy Fund	20,116	22,847	5,209	1,336	(97)	(2,138)	35,519
Fidelity Series Corporate Bond Fund	12,112	16,569	2,167	594	(27)	1,007	27,494
Fidelity Series Emerging Markets Debt Fund	3,679	3,398	824	258	(18)	355	6,590
Fidelity Series Emerging Markets Debt Local Currency Fund	1,236	1,146	278	104	6	32	2,142
Fidelity Series Emerging Markets Fund	65,104	74,259	15,630	3,019	(470)	4,727	127,990
Fidelity Series Emerging Markets Opportunities Fund	283,503	277,857	67,109	13,981	(92)	21,607	515,766
Fidelity Series Floating Rate High Income Fund	2,697	2,662	863	293	1	60	4,557
Fidelity Series Government Bond Index Fund	17,814	25,096	2,836	591	(71)	456	40,459
Fidelity Series Government Money Market Fund 5.43%	9,388	8,144	17,532	334	-	-	-
Fidelity Series International Credit Fund	28	1	-	1	-	1	30
Fidelity Series International Developed Markets Bond Index Fund	-	191	185	1	(6)	-	-
Fidelity Series International Growth Fund	181,246	179,782	33,848	4,432	139	26,520	353,839
Fidelity Series International Index Fund	75,161	68,030	16,610	3,653	159	6,787	133,527
Fidelity Series International Small Cap Fund	56,866	45,182	23,236	2,651	(2,097)	5,115	81,830
Fidelity Series International Value Fund	180,805	180,676	34,246	11,047	(654)	27,046	353,627
Fidelity Series Investment Grade Bond Fund	18,204	25,110	3,087	854	(73)	910	41,064
Fidelity Series Investment Grade Securitized Fund	12,489	16,538	2,151	570	(45)	624	27,455
Fidelity Series Large Cap Growth Index Fund	190,437	159,643	50,723	2,747	983	57,938	358,278
Fidelity Series Large Cap Stock Fund	208,719	180,872	36,552	17,956	(289)	30,088	382,838
Fidelity Series Large Cap Value Index Fund	389,482	354,835	93,565	26,867	(1,666)	33,532	682,618
Fidelity Series Long-Term Treasury Bond Index Fund	170,578	198,751	34,688	6,023	(847)	(3,789)	330,005
Fidelity Series Overseas Fund	181,085	181,714	33,996	5,643	89	24,410	353,302
Fidelity Series Real Estate Income Fund	4,984	3,862	3,861	332	(157)	107	4,935
Fidelity Series Short-Term Credit Fund	2,324	352	2,669	44	25	(32)	-
Fidelity Series Small Cap Core Fund	2,407	263	1,091	26	(13)	148	1,714
Fidelity Series Small Cap Opportunities Fund	95,444	87,898	19,564	1,656	(104)	21,256	184,930
Fidelity Series Treasury Bill Index Fund	24,020	15,901	39,898	818	(18)	(5)	-
Fidelity Series Value Discovery Fund	142,694	136,428	34,502	11,398	(615)	6,132	250,137
	2,748,074	2,608,612	694,505	125,558	(3,162)	383,236	5,042,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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